UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10065

Tax-Managed Small-Cap Portfolio

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

Tax-Managed Small-Cap Portfolio

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about the Tax-Managed Small-Cap Portfolio (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance Tax-Managed Small-Cap Fund. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

What were the Fund costs for the last six months?

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed Small-Cap Portfolio	$33	0.69%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$190,539,999
# of Portfolio Holdings	73
Portfolio Turnover Rate	17%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.9%
Short-Term Investments	1.9%
Utilities	2.0%
Consumer Staples	3.1%
Materials	4.9%
Real Estate	5.7%
Health Care	8.7%
Information Technology	8.9%
Consumer Discretionary	13.7%
Financials	24.1%
Industrials	26.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Commerce Bancshares, Inc.	3.1%
AptarGroup, Inc.	2.9%
Core & Main, Inc., Class A	2.7%
CBIZ, Inc.	2.6%
Essential Properties Realty Trust, Inc.	2.5%
Wyndham Hotels & Resorts, Inc.	2.4%
Chemed Corp.	2.3%
White Mountains Insurance Group Ltd.	2.3%
RLI Corp.	2.1%
SouthState Corp.	2.1%
Total	25.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php and select Eaton Vance Tax-Managed Small-Cap Fund. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

TMSC Port.-TSR-SAR

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Tax-Managed Small-Cap Portfolio
April 30, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 97.6%
Security	Shares	Value
Aerospace & Defense — 2.3%
Hexcel Corp.	32,423	$ 1,571,543
Woodward, Inc.	14,598	2,738,147
		$ 4,309,690
Automobile Components — 1.9%
Dorman Products, Inc.(1)	32,713	$ 3,706,383
		$ 3,706,383
Banks — 10.0%
Commerce Bancshares, Inc.	97,543	$ 5,924,762
Community Financial System, Inc.	65,348	3,567,347
First Financial Bankshares, Inc.	108,742	3,643,944
SouthState Corp.	45,961	3,988,496
Stock Yards Bancorp, Inc.	25,477	1,854,471
		$ 18,979,020
Building Products — 8.4%
A.O. Smith Corp.	44,488	$ 3,018,956
AAON, Inc.	39,061	3,565,098
Advanced Drainage Systems, Inc.	17,419	1,976,882
AZZ, Inc.	23,527	2,041,203
CSW Industrials, Inc.	9,253	2,891,377
Hayward Holdings, Inc.(1)	192,291	2,563,239
		$ 16,056,755
Capital Markets — 3.8%
Cohen & Steers, Inc.	43,929	$ 3,352,661
Stifel Financial Corp.	45,135	3,867,618
		$ 7,220,279
Chemicals — 2.1%
Balchem Corp.	14,750	$ 2,309,112
Quaker Chemical Corp.	15,619	1,654,677
		$ 3,963,789
Consumer Staples Distribution & Retail — 2.6%
Chefs' Warehouse, Inc.(1)	21,753	$ 1,239,268
Performance Food Group Co.(1)	46,209	3,727,218
		$ 4,966,486
Security	Shares	Value
Containers & Packaging — 2.8%
AptarGroup, Inc.	36,109	$ 5,414,545
		$ 5,414,545
Distributors — 1.1%
LKQ Corp.	57,167	$ 2,184,351
		$ 2,184,351
Diversified Consumer Services — 1.3%
Bright Horizons Family Solutions, Inc.(1)	19,652	$ 2,464,754
		$ 2,464,754
Diversified REITs — 2.4%
Essential Properties Realty Trust, Inc.	144,926	$ 4,662,269
		$ 4,662,269
Electric Utilities — 2.0%
IDACORP, Inc.	31,776	$ 3,752,428
		$ 3,752,428
Electronic Equipment, Instruments & Components — 2.3%
Badger Meter, Inc.	15,865	$ 3,503,309
Novanta, Inc.(1)	7,335	871,838
		$ 4,375,147
Financial Services — 1.2%
Euronet Worldwide, Inc.(1)	23,952	$ 2,373,643
		$ 2,373,643
Food Products — 0.5%
Freshpet, Inc.(1)	2,637	$ 193,925
J & J Snack Foods Corp.	1,165	150,972
Lancaster Colony Corp.	3,859	628,168
		$ 973,065
Ground Transportation — 1.2%
Landstar System, Inc.	17,237	$ 2,312,344
		$ 2,312,344
Health Care Equipment & Supplies — 1.2%
Integer Holdings Corp.(1)	18,013	$ 2,275,222
		$ 2,275,222
Health Care Providers & Services — 6.8%
Addus HomeCare Corp.(1)	21,057	$ 2,201,509
Chemed Corp.	7,570	4,402,031

See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Providers & Services (continued)
Option Care Health, Inc.(1)	106,756	$ 3,449,286
U.S. Physical Therapy, Inc.	42,171	2,998,780
		$ 13,051,606
Health Care Technology — 0.6%
Certara, Inc.(1)	79,979	$ 1,108,509
		$ 1,108,509
Hotels, Restaurants & Leisure — 4.6%
Aramark	106,485	$ 3,559,794
Texas Roadhouse, Inc.	4,546	754,454
Wyndham Hotels & Resorts, Inc.	53,141	4,532,927
		$ 8,847,175
Household Durables — 1.2%
Meritage Homes Corp.	14,004	$ 954,233
Taylor Morrison Home Corp.(1)	23,989	1,375,769
		$ 2,330,002
Industrial REITs — 3.3%
EastGroup Properties, Inc.	21,040	$ 3,438,357
Terreno Realty Corp.	49,075	2,764,395
		$ 6,202,752
Insurance — 9.0%
AMERISAFE, Inc.	32,237	$ 1,498,698
First American Financial Corp.	30,331	1,844,428
Hamilton Insurance Group Ltd., Class B(1)	105,110	1,944,535
Kemper Corp.	29,619	1,751,075
RLI Corp.	54,306	4,019,187
Selective Insurance Group, Inc.	20,318	1,772,339
White Mountains Insurance Group Ltd.	2,414	4,266,625
		$ 17,096,887
Machinery — 8.9%
Albany International Corp., Class A	39,269	$ 2,582,329
Atmus Filtration Technologies, Inc.	71,909	2,493,085
Donaldson Co., Inc.	36,661	2,409,727
ESCO Technologies, Inc.	21,624	3,383,075
Franklin Electric Co., Inc.	34,561	2,936,303
Middleby Corp.(1)	23,145	3,086,386
		$ 16,890,905
Security	Shares	Value
Media — 0.8%
John Wiley & Sons, Inc., Class A	36,653	$ 1,599,537
		$ 1,599,537
Professional Services — 2.6%
CBIZ, Inc.(1)	71,549	$ 4,872,487
		$ 4,872,487
Semiconductors & Semiconductor Equipment — 2.3%
Allegro MicroSystems, Inc.(1)	95,045	$ 1,812,508
Diodes, Inc.(1)	44,277	1,700,237
Universal Display Corp.	6,565	824,761
		$ 4,337,506
Software — 4.3%
CCC Intelligent Solutions Holdings, Inc.(1)	294,200	$ 2,724,292
Clearwater Analytics Holdings, Inc., Class A(1)	76,155	1,731,765
nCino, Inc.(1)	28,383	658,485
Progress Software Corp.	27,123	1,626,295
SPS Commerce, Inc.(1)	9,743	1,398,218
		$ 8,139,055
Specialty Retail — 3.4%
Group 1 Automotive, Inc.	6,039	$ 2,437,522
RH(1)	3,277	603,066
Valvoline, Inc.(1)	101,116	3,464,234
		$ 6,504,822
Trading Companies & Distributors — 2.7%
Core & Main, Inc., Class A(1)	97,008	$ 5,110,382
		$ 5,110,382
Total Common Stocks (identified cost $152,484,834)		$186,081,795

See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 1.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.24%(2)	3,545,792	$ 3,545,792
Total Short-Term Investments (identified cost $3,545,792)		$ 3,545,792
Total Investments — 99.5% (identified cost $156,030,626)		$189,627,587
Other Assets, Less Liabilities — 0.5%		$ 912,412
Net Assets — 100.0%		$190,539,999
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company (see Note 6). The rate shown is the annualized seven-day yield as of April 30, 2025.
Abbreviations:
REITs	– Real Estate Investment Trusts

See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio
April 30, 2025
Statement of Assets and Liabilities (Unaudited)

April 30, 2025
Assets
Unaffiliated investments, at value (identified cost $152,484,834)	$186,081,795
Affiliated investments, at value (identified cost $3,545,792)	3,545,792
Dividends receivable	21,654
Dividends receivable from affiliated investments	15,083
Receivable for investments sold	1,124,805
Trustees' deferred compensation plan	64,114
Total assets	$190,853,243
Liabilities
Payable for investments purchased	$104,642
Payable to affiliates:
Investment adviser fee	96,018
Trustees' fees	1,178
Trustees' deferred compensation plan	64,114
Payable for custodian fee	18,257
Payable for legal and accounting services	23,850
Accrued expenses	5,185
Total liabilities	$313,244
Net Assets applicable to investors' interest in Portfolio	$190,539,999

See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio
April 30, 2025
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2025
Investment Income
Dividend income	$1,356,565
Dividend income from affiliated investments	62,721
Total investment income	$1,419,286
Expenses
Investment adviser fee	$646,696
Trustees’ fees and expenses	7,000
Custodian fee	28,857
Legal and accounting services	27,083
Miscellaneous	1,791
Total expenses	$711,427
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$2,087
Total expense reductions	$2,087
Net expenses	$709,340
Net investment income	$709,946
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$9,613,013(1)
Net realized gain	$9,613,013
Change in unrealized appreciation (depreciation):
Investments	$(20,880,318)
Net change in unrealized appreciation (depreciation)	$(20,880,318)
Net realized and unrealized loss	$(11,267,305)
Net decrease in net assets from operations	$(10,557,359)
(1)	Includes $3,474,699 of net realized gains from redemptions in-kind.

See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio
April 30, 2025
Statements of Changes in Net Assets

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$709,946	$1,177,860
Net realized gain	9,613,013(1)	8,844,730(2)
Net change in unrealized appreciation (depreciation)	(20,880,318)	38,033,408
Net increase (decrease) in net assets from operations	$(10,557,359)	$48,055,998
Capital transactions:
Contributions	$3,159,279	$4,181,577
Withdrawals	(7,185,734)	(8,884,096)
Net decrease in net assets from capital transactions	$(4,026,455)	$(4,702,519)
Net increase (decrease) in net assets	$(14,583,814)	$43,353,479
Net Assets
At beginning of period	$205,123,813	$161,770,334
At end of period	$190,539,999	$205,123,813
(1)	Includes $3,474,699 of net realized gains from redemptions in-kind.
(2)	Includes $2,801,738 of net realized gains from redemptions in-kind.

See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio
April 30, 2025
Financial Highlights

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
Ratios/Supplemental Data		2024	2023	2022	2021	2020
Ratios (as a percentage of average daily net assets):(1)
Total expenses	0.69%(2)	0.68%	0.68%	0.69%	0.68%	0.69%
Net expenses	0.69%(2)(3)	0.68%(3)	0.68%(3)	0.69%(3)	0.68%	0.69%
Net investment income	0.69%(2)	0.60%	0.65%	0.41%	0.27%	0.54%
Portfolio Turnover	17%(4)	34%	38%	43%	40%	44%
Total Return	(5.22)%(4)	29.88%	(7.19)%	(12.42)%	42.69%	(2.63)%
Net assets, end of period (000’s omitted)	$190,540	$205,124	$161,770	$179,629	$215,268	$155,429
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Annualized.
(3)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022).
(4)	Not annualized.

Tax-Managed Small-Cap Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Tax-Managed Small-Cap Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns by investing primarily in a diversified portfolio of publicly-traded equity securities of small-cap companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2025, Eaton Vance Tax-Managed Small-Cap Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 64.0% and 36.0%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of April 30, 2025, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
G  Interim Financial Statements—The interim financial statements relating to April 30, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

Tax-Managed Small-Cap Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

H  Segment Reporting—During this reporting period, the Portfolio adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.6250%
$500 million but less than $1 billion	0.5625%
$1 billion but less than $1.5 billion	0.5000%
$1.5 billion and over	0.4375%
For the six months ended April 30, 2025, the investment adviser fee amounted to $646,696 or 0.625% (annualized) of the Portfolio’s average daily net assets. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2025, the investment adviser fee paid was reduced by $2,087 relating to the Portfolio’s investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $40,867,220 and $34,396,955, respectively, for the six months ended April 30, 2025. In-kind sales for the six months ended April 30, 2025 aggregated $4,515,380.
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$157,196,950
Gross unrealized appreciation	$41,094,434
Gross unrealized depreciation	(8,663,797)
Net unrealized appreciation	$32,430,637

Tax-Managed Small-Cap Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

5  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2025.
6  Affiliated Investments
At April 30, 2025, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $3,545,792, which represents 1.9% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$9,874,706	$18,937,513	$(25,266,427)	$ —	$ —	$3,545,792	$62,721	3,545,792
7  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2025, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$186,081,795*	$ —	$ —	$186,081,795
Short-Term Investments	3,545,792	—	—	3,545,792
Total Investments	$ 189,627,587	$ —	$ —	$189,627,587
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

This Page Intentionally Left Blank

ETMGX-NCSR    4.30.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Portfolio’s Board of Trustees since the Portfolio last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Principal Financial Officer’s Section 302 certification.
(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Small-Cap Portfolio

By:	/s/ R. Kelly Williams, Jr.
R. Kelly Williams, Jr.
Principal Executive Officer

Date:	June 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	June 24, 2025

By:	/s/ R. Kelly Williams, Jr.
R. Kelly Williams, Jr.
Principal Executive Officer

Date:	June 24, 2025